Acquisitions	12 Months Ended
Jun. 30, 2023
Acquisitions
Acquisitions
4.	Acquisitions

Acquisition of Grand Doctor Medical Co., Ltd.

On January 27, 2022, for the purpose of entering into high-end health management business, through Hywin Health Management (Shanghai) Co., Ltd. (“Hywin Health Management”), a subsidiary of the Group’s VIE, the Group acquired 65.26% equity interest of Grand Doctor Medical Co., Ltd. from third parties for a cash consideration of RMB80,500. As of June 30, 2022, the acquisition consideration payable amounts to RMB15,300 which has been paid off in July 2022.

The acquisition was accounted for as a business combination. Accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The purchase price allocation was based on a valuation analysis that utilized and considered generally accepted valuation methodologies such as the income and cost approach. The Group engaged a third-party valuation firm to assist with the valuation of assets acquired and liabilities assumed in this business combination. The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed are based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determine discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

The table below presented the allocation of purchase price to the major classes of assets and liabilities acquired as of January 27, 2022:

	Amount Allocated
	RMB	US$
Identifiable assets acquired and liabilities assumed
Cash and cash equivalents	3,736	557
Other current assets	21,897	3,263
Property and equipment and other non-current assets	23,486	3,499
Other current liabilities	(19,413)	(2,892)
Acquired intangible assets:
-- Internet Hospital License	3,600	536
-- Customer Relationship	2,600	387
Identifiable assets acquired and liabilities assumed (a)	35,906	5,350
Redeemable noncontrolling interest (b)	30,600	4,559
Consideration (c)	80,500	11,995
Goodwill (c+b-a)	75,194	11,204

The net revenue and net loss of Grand Doctor since the acquisition date and that were included in the Company’s consolidated statements of income for the year ended June 30, 2022 are RMB422 and RMB9,406, respectively. The net revenue and net loss of Grand Doctor that were included in the Company’s consolidated statements of income for the year ended June 30, 2023 are RMB9,835 and RMB19,695, respectively. For the years ended June 30, 2021, 2022 and 2023, the Group recognized impairment of goodwill of nil, nil and RMB35,412 respectively for the reporting unit of Grand Doctor.

The acquisition of Grand Doctor Medical Co., Ltd. demonstrates the Group’s continued commitment to high-end health management business. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Grand Doctor Medical Co., Ltd. and the Group, which can provide comprehensive and top-of-class one-stop healthcare solutions to the Group’s clients. The Group did not expect the goodwill recognized to be deductible for income tax purposes.

Prior to the acquisition, Grand Doctor did not prepare its financial statements in accordance with US GAAP. The Group determined that the cost of reconstructing the financial statement of Grand Doctor for the periods prior to the acquisition outweighed the benefits. Based on an assessment of the financial performance and a comparison of Grand Doctor’s and the Group’s financial performance for the fiscal year prior to the acquisition, the Group did not consider Grand Doctor on its own to be material to the Group. Thus, the Group’s management believes that the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is impractical.

Acquisition of Beijing iLife 3 Technology Co., Ltd.

On August 25, 2022, the Company entered into a series of definitive share transfer agreements and capital increase agreement with Beijing iLife3 Technology Co. Ltd (“Life Infinity”), one of the leading integrated health management service providers in China, and its existing shareholders with an aggregate purchase consideration of approximately RMB141,232 in cash to acquire 63.39% equity interest in Life Infinity.

The acquisition was accounted for as a business combination. Accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The purchase price allocation was based on a valuation analysis that utilized and considered generally accepted valuation methodologies such as the income and cost approach. The Group engaged a third-party valuation firm to assist with the valuation of assets acquired and liabilities assumed in this business combination. The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed are based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determine discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

The table below presented the allocation of purchase price to the major classes of assets and liabilities acquired as of August 25, 2022:

	Amount Allocated
	RMB	US$

Identifiable assets acquired and liabilities assumed
Cash and cash equivalents	6,905	956
Other current assets	106,596	14,752
Property and equipment and other non-current assets	19,569	2,708
Other current liabilities	(138,262)	(19,134)
Acquired intangible assets:
-- Trademark	41,283	5,713
-- Internet Hospital License	3,169	439
-- Customer Relationship	22,684	3,139
Acquired deferred tax liability:	(16,784)	(2,323)
Identifiable assets acquired and liabilities assumed (a)	45,160	6,250
Noncontrolling interests(b)	88,292	12,219
Consideration (c)	141,232	19,546
Goodwill (c+b-a)	184,364	25,515

The net revenue and net loss of Life Infinity since the acquisition date and that were included in the Company's consolidated statements of income for the year ended June 30, 2023 are RMB60,502 and RMB14,017, respectively.

The acquisition of Beijing iLife 3 Technology Co., Ltd. demonstrates the Group’s continued commitment to high-end health management business. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Beijing iLife 3 Technology Co., Ltd. and the Group, which can provide comprehensive and top-of-class one-stop healthcare solutions to the Group’s clients. The Group did not expect the goodwill recognized to be deductible for income tax purposes.

Prior to the acquisition, Life Infinity did not prepare its financial statements in accordance with US GAAP. The Group determined that the cost of reconstructing the financial statement of Life Infinity for the periods prior to the acquisition outweighed the benefits. Based on an assessment of the financial performance and a comparison of Life Infinity’s and the Group’s financial performance for the fiscal year prior to the acquisition, the Group did not consider Life Infinity on its own to be material to the Group. Thus, the Group’s management believes that the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is impractical.

Acquisition of Sincerity and Compassion Health Management Center

On September 1, 2022, the Company entered into an investment agreement with independent third parties, to obtain 65% equity interest of Sincerity and Compassion Health Management Center with a consideration of RMB48,750.

The acquisition was accounted for as a business combination. Accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The purchase price allocation was based on a valuation analysis that utilized and considered generally accepted valuation methodologies such as the income and cost approach. The Group engaged a third-party valuation firm to assist with the valuation of assets acquired and liabilities assumed in this business combination. The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed are based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determine discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

The table below presented the allocation of purchase price to the major classes of assets and liabilities acquired as of September 1, 2022:

	Amount Allocated
	RMB	US$

Identifiable assets acquired and liabilities assumed
Cash and cash equivalents	73	10
Other current assets	2,707	375
Property and equipment and other non-current assets	34,007	4,706
Other current liabilities	(7,400)	(1,024)
Acquired intangible assets:
-- Trademark	3,490	483
-- Customer Relationship	2,572	356
Acquired deferred tax liability:	(1,515)	(210)
Identifiable assets acquired and liabilities assumed (a)	33,934	4,696
Noncontrolling interests(b)	18,750	2,595
Consideration (c)	48,750	6,747
Goodwill (c+b-a)	33,566	4,645

The net revenue and net loss of SCHMC since the acquisition date and that were included in the Company’s consolidated statements of income for the year ended June 30, 2023 are RMB16,423 and RMB8,430, respectively.

The acquisition of Sincerity and Compassion Health Management Center demonstrates the Group’s continued commitment to high-end health management business. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Sincerity and Compassion Health Management Center and the Group, which can provide comprehensive and top-of-class one-stop healthcare solutions to the Group’s clients. The Group did not expect the goodwill recognized to be deductible for income tax purposes.

Prior to the acquisition, SCHMC did not prepare its financial statements in accordance with US GAAP. The Group determined that the cost of reconstructing the financial statement of SCHMC for the periods prior to the acquisition outweighed the benefits. Based on an assessment of the financial performance and a comparison of SCHMC and the Group’s financial performance for the fiscal year prior to the acquisition, the Group did not consider SCHMC on its own to be material to the Group. Thus, the Group’s management believes that the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is impractical.